The RBB Fund, Inc.

Summit Global Investments U.S. Low Volatility Equity Fund (the “Fund”)

Class I Shares (SILVX)

Class A Shares (LVOLX)

Class C Shares (SGICX)

Supplement dated May 1, 2019

to the Prospectus and Statement of Additional Information (“SAI”),

each dated December 31, 2018

Effective as of May 1, 2019, the Board of Directors of The RBB Fund, Inc. has approved changing the Fund’s name to the SGI U.S. Large Cap Equity Fund. All references in the Fund’s Prospectus and SAI to “Summit Global Investments U.S. Low Volatility Equity Fund” are hereby deleted and replaced with “SGI U.S. Large Cap Equity Fund.”

Please retain this supplement for future reference.

The RBB Fund, Inc.

Summit Global Investments Small Cap Low Volatility Fund (the “Fund”)

Class I Shares (SCLVX)

Class A Shares (LVSMX)

Class C Shares (SMLVX)

Supplement dated May 1, 2019

to the Prospectus and Statement of Additional Information (“SAI”),

each dated December 31, 2018

1.	Change in the Name of the Fund

Effective as of May 1, 2019, the Board of Directors of The RBB Fund, Inc. has approved changing the Fund’s name to the SGI U.S. Small Cap Equity Fund. All references in the Fund’s Prospectus and SAI to “Summit Global Investments Small Cap Low Volatility Fund” are hereby deleted and replaced with “SGI U.S. Small Cap Equity Fund.”

2.	Addition of Disclosure Relating to the Fund’s Investments in Real Estate Investment Trusts

The final sentence of the first paragraph in the section entitled “SUMMARY SECTION – Small Cap Low Volatility Fund – Principal Investment Strategies” in the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund may also invest in other registered investment companies, including exchange-traded funds (“ETFs”), and may invest in real estate investment trusts (“REITs”).

The following heading and accompanying paragraph are hereby added in the section entitled “SUMMARY SECTION – Principal Risks” in the Fund’s Prospectus:

▪ REITs Risk. The Fund’s investments in REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than the securities of larger companies. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Please retain this supplement for future reference.

The RBB Fund, Inc.

Summit Global Investments Global Low Volatility Fund (the “Fund”)

Class I Shares (SGLIX)

Class A Shares (SGLAX)

Class C Shares (SGLOX)

Supplement dated May 1, 2019

to the Prospectus and Statement of Additional Information (“SAI”),

each dated December 31, 2018

Effective as of May 1, 2019, the Board of Directors of The RBB Fund, Inc. has approved certain changes relating to the Fund, as indicated below.

1.	Change in the Name of the Fund

The name of the Fund will be changed to the SGI Global Equity Fund. All references in the Fund’s Prospectus and SAI to “Summit Global Investments Global Low Volatility Fund” are hereby deleted and replaced with “SGI Global Equity Fund.”

2.	Addition of Non-Fundamental Fund Policy Relating to Equity Investments

The following sentence is hereby added as the first sentence of the first paragraph of the section entitled “Summary Section – Global Low Volatility Fund – Principal Investment Strategies” in the Fund’s Prospectus:

Under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities.

The first sentence of the second paragraph of the section entitled “Summary Section – Global Low Volatility Fund – Principal Investment Strategies” in the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund's investments in equity securities include, without limitation, common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock.

The section entitled “ADDITIONAL INFORMATION ABOUT EACH FUND’S INVESTMENTS AND RISKS – Investment Objectives – SUMMIT GLOBAL INVESTMENTS GLOBAL LOW VOLATILITY FUND – Portfolio Composition” in the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following:

Under normal market conditions, the SGI Global Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities (for this paragraph only, the “80% Policy”). The Fund expects, under normal market conditions, to invest in at least three different countries and invest at least 40% (or, if conditions are not favorable, invest at least 30%) of its assets in non-U.S. companies (for this paragraph only, the “40% Policy”). The Fund defines non-U.S. companies as companies that (i) are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets or derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The 80% Policy and the 40% Policy are non-fundamental policies and can be changed by the Board upon 60 days’ prior notice to shareholders. The Fund must comply with the 80% Policy and the 40% Policy at the time the Fund invests its assets. Accordingly, when the SGI Global Equity Fund no longer meets the 80% Policy or the 40% Policy as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but any new investment it makes would be consistent with its 80% Policy and 40% Policy.

Please retain this supplement for future reference.

The RBB Fund, Inc.

SGI U.S. Large Cap Equity Fund

(formerly, Summit Global Investments U.S. Low Volatility Equity Fund)

Class I Shares (SILVX)

Class A Shares (LVOLX)

Class C Shares (SGICX)

SGI U.S. Small Cap Equity Fund

(formerly, Summit Global Investments Small Cap Low Volatility Fund)

Class I Shares (SCLVX)

Class A Shares (LVSMX)

Class C Shares (SMLVX)

SGI Global Equity Fund

(formerly, Summit Global Investments Global Low Volatility Fund)

Class I Shares (SGLIX)

Class A Shares (SGLAX)

Class C Shares (SGLOX)

Supplement dated May 1, 2019

to the Statement of Additional Information (“SAI”) dated December 31, 2018

1.	The section of the SAI entitled “Telephone Transaction Procedures” is hereby deleted and replaced in its entirety with the following:

TELEPHONE TRANSACTION PROCEDURES

The Company’s telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Company’s records; (3) requiring the Company’s service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges (if applicable) only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by electronic funds transfer through the ACH network or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers, financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller’s authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Shares held in IRA accounts may be redeemed by telephone at 1-855-744-8500. Investors will be asked whether or not to withhold taxes from any distribution.

2.	The following heading and accompanying paragraphs are hereby added in the section of the SAI entitled “PRINCIPAL INVESTMENT POLICIES AND RISKS”:

Real Estate Investment Trust Securities. Each Fund may invest in real estate investment trusts (“REITs”). REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

Generally, REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act. Unexpected high rates of default on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a mortgage REIT. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. To the extent that a mortgage REIT’s portfolio is exposed to lower-rated, unsecured or subordinated instruments, the risk of loss may increase, which may have a negative impact on the Fund.

The REITs in which the Funds may invest may be affected by economic forces and other factors related to the real estate industry. REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. REITS whose underlying assets include long-term health care properties; such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry. Each Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Each Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Code, and/or fail to qualify for an exemption from registration as an investment company under the 1940 Act. Mortgage REITs may be affected by the quality of the credit extended. A REIT’s return may be adversely affected when interest rates are high or rising.

Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500®.

Please retain this supplement for future reference.